CASH AND CASH EQUIVALENTS	12 Months Ended
Mar. 31, 2023
CASH AND CASH EQUIVALENTS

21. CASH AND CASH EQUIVALENTS

Cash and cash equivalents consist of the following:

	31 March 2023	31 March 2022
	$	$
Cash at bank and in hand:

GBP	471,974	2,400,817
USD	3,573,407	299,907

	4,045,381	2,700,724